Related Party Transactions and Balances - Schedule of Collection of Advances from Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Skinist Shanghai [Member]
Related Party Transaction [Line Items]
Advances to related parties	$ (8,348)		$ (14,123)
Collection of advances from related parties	8,348	14,086
Li Bo [Member]
Related Party Transaction [Line Items]
Advances to related parties		(90,332)
Collection of advances from related parties		90,332
Skinist Global [Member]
Related Party Transaction [Line Items]
Advances to related parties			(2,030,942)
Collection of advances from related parties			2,030,942
Jingqi [Member]
Related Party Transaction [Line Items]
Advances to related parties			(915,138)
Collection of advances from related parties			1,903,730
Related Party [Member]
Related Party Transaction [Line Items]
Advances to related parties	(8,348)	(90,332)	(2,960,203)
Collection of advances from related parties	$ 8,348	$ 104,418	$ 3,934,672